Jan. 02, 2025
(Allspring Spectrum Aggressive Growth Fund - Class A And Class C) | (Spectrum Aggressive Growth Fund)
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)1	[1]
Assuming Redemption at End of Period
Assuming No Redemption

[1]
1.	Expenses have been adjusted as necessary from amounts incurred during the Fund’s most recent fiscal year to reflect current fees and expenses.